Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Eaton Vance NextShares Trust
Central Index Key	0001573035
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Eaton Vance Stock NextShares | Eaton Vance Stock NextShares
Risk/Return:
Trading Symbol	EVSTC